Note 14 - Net Income (Loss) Per Share - Components of Reconciliation of Numerators and Denominators Net Loss Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2024	Oct. 31, 2023
Net income (loss)	$ 373,462	$ (1,557,053)	$ (1,601,346)	$ (1,425,274)	$ (1,267,376)	$ 100,803	$ 2,423,087	$ 809,984	$ (4,210,211)	$ 2,066,498
Shares (denominator) (in shares)									7,749,182	7,880,429
Net income (loss) per share - basic and diluted (in dollars per share)	$ 0.05	$ (0.2)	$ (0.21)	$ (0.18)	$ (0.17)	$ 0.01	$ 0.31	$ 0.1	$ (0.54)	$ 0.26